UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002
                                                -------------------

Check here if Amendment [X]; Amendment Number:  11
        This Amendment (Check only one.): [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clincher Capital Corporation
Address:     1850 Second Street, Suite 201
             Highland Park, Illinois 60035

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
         ------------------------------------------------
Title:   President
         ------------------------------------------------
Phone:   (312) 739-2138
         ------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David S. Richter                Chicago, Illinois         November 14, 2002
--------------------------------  -----------------------     -----------------
          [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459                 Waveland International, Ltd.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1
                                            ------------------

Form 13F Information Table Entry Total:            23
                                            ------------------

Form 13F Information Table Value Total:        $   5,336
                                            ------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number                Name

         1         28-05463                            David S. Richter






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

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                                                       Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
AVALON HLDGS        CL A       05343P109          82      40,000     SH                   DEFINED      1        40,000
CORPORATION
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC    CL A       09688T106          41       4,000     SH                   DEFINED      1         4,000
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP.         COM        125509109         142       2,000     SH                   DEFINED      1         2,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS            COM        17453B101         156      23,000     SH                   DEFINED      1        23,000
COMMUNICATIONS
COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES,   COM        267475101         142      15,500     SH                   DEFINED      1        15,500
INC.
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR            CL A       278762109         102       5,900     SH                   DEFINED      1         5,900
COMMUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
FMC CORP            COM        302491303          19         750     SH                   DEFINED      1           750
                    NEW
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE    COM        36866W106          25      10,000     SH                   DEFINED      1        10,000
INTERNATIONAL INC
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA    COM        45840J107          61       5,000     SH                   DEFINED      1         5,000
CORP.
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP CLASS B    CL B       448947309         179      11,700     SH                   DEFINED      1        11,700
SHARES
-----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL, INC.    COM        481165108          33       4,000     SH                   DEFINED      1         4,000
-----------------------------------------------------------------------------------------------------------------------------------
LAKES        .      COM        51206P109         139      25,000     SH                   DEFINED      1        25,000
ENTERTAINMENT INC.
-----------------------------------------------------------------------------------------------------------------------------------
MATTEL, INC.        COM        577081102         182      10,100     SH                   DEFINED      1        10,100
-----------------------------------------------------------------------------------------------------------------------------------
MAXXAM GROUP, INC.  COM        577913106          44       6,000     SH                   DEFINED      1         6,000
-----------------------------------------------------------------------------------------------------------------------------------
NATUZZI S.P.A. ADR  ADR        63905A101         142      13,000     SH                   DEFINED      1        13,000
-----------------------------------------------------------------------------------------------------------------------------------
NETRATINGS INC.     COM        64116M108         214      36,600     SH                   DEFINED      1        36,600
-----------------------------------------------------------------------------------------------------------------------------------


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                                                     Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
NEWELL              COM         651229106         62       2,000     SH                   DEFINED      1       2,000
RUBBERMAID, INC.
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NOVELL INC          COM         670006105        116      55,000     SH                   DEFINED      1      55,000
-----------------------------------------------------------------------------------------------------------------------------------
PLAYTEX PRODUCTS,   COM         72813P100         85      10,000     SH                   DEFINED      1      10,000
INC.
-----------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST      CL A NON    755267101        138       8,800     SH                   DEFINED      1                      8,800
ASSOCIATION, INC.   VTG
-----------------------------------------------------------------------------------------------------------------------------------
THE TOPPS COMPANY   COM         890786106         57       6,666     SH                   DEFINED      1       6,666
-----------------------------------------------------------------------------------------------------------------------------------
THE CRONOS GROUP    ORD         L20708100      2,112     554,312     SH                   DEFINED      1     554,312
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND           UT LTD      422357103      1,063     171,601     SH                   DEFINED      1     171,601
PARTNERS LP         PARTNER
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